STOCK SUBSCRIPTIONS PAYABLE (Details Narrative)	Dec. 31, 2020 USD ($) shares
STOCK SUBSCRIPTIONS PAYABLE (Details Narrative)
Stock Subscriptions Payable Of Common Shares | shares	49,196
Stock subscriptions payable | $	$ 253,685
Stock Subscriptions Payable To Related Parties | $	$ 111,024
Stock Subscriptions Payable To Related Parties Of Common Shares | shares	20,029